Other notes to the unaudited Condensed Consolidated Interim Financial Statements - Assets held for sale & NCI (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Assets classified as held for sale	$ 417	$ 2,851
Liabilities directly associated with assets classified as held for sale	6	1,395
Non-controlling interests	$ 1,633	$ 2,125